10-Q STOCK-BASED COMPENSATION	3 Months Ended
Mar. 31, 2022
Share-based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION	STOCK-BASED COMPENSATION
2020 EQUITY INCENTIVE PLAN
In 2020, the Company adopted the Comstock Mining Inc. 2020 Equity Incentive Plan (“2020 Plan”). The maximum number of shares of our common stock that may be delivered pursuant to awards granted under the 2020 Plan is 1,800,000. The plan provides for the grant of various types of grants, including but not limited to restricted stock (including performance awards), restricted stock units, stock options, and other types of stock-based compensation.
In December 2020, 540,000 shares were granted to non-executive directors under the 2020 Plan, which vest in three equal increments of 180,000 shares each on January 1, 2022, January 1, 2023 and January 1, 2024. The fair value of the common shares issued was $1.06 per share, based on the closing price of our common stock on December 30, 2020. Compensation expense for these grants totaling $572,400 and will be recognized on a straight-line basis over the three year vesting period. Compensation expense for these grants totaling $190,800 was recorded as a selling, general and administrative expense in the consolidated statements of operations for the year ended December 31, 2021. Unamortized stock-based compensation of $381,600 at December 31, 2021 will be amortized over the remaining 24 months vesting term.
In 2021, we granted, 1,170,000 performance shares to employees under the 2020 Plan. The vesting of 50% of the employee performance share awards is contingent on the achievement of performance goals over the next three years, and vesting of the remaining 50% is contingent on the achievement of our common stock market price goals over the next five years, defined on a per share basis. Vesting is dependent on the employee remaining with the Company from the grant date through the vesting date. The performance shares that vest based on the achievement of performance goals were valued using the Company's common stock price on the grant date, and stock-based compensation was determined based on the probability of achieving each goal.
The performance vesting based on the Company share price were valued using a path-dependent model with the following inputs:

	January 4, 2021	June 8, 2021	July 12, 2021	August 30, 2021
Total shares granted	1,055,000	60,000	25,000	30,000
Performance condition valuation inputs:
Performance condition shares	527,500	30,000	12,500	15,000
Stock price at grant date	$1.10	$3.51	$3.17	$3.04
Market condition valuation inputs:
Market condition shares	527,500	30,000	12,500	15,000
Beginning stock price	$1.10	$3.51	$3.17	$3.04
Volatility	77%	93%	93%	95%
Risk-free rate	0.36%	0.79%	0.71%	0.65%
Number of iterations	100,000	100,000	100,000	100,000
Fair value per share	$0.41	$2.71	$2.38	$2.26
Term (in years)	3.2	1.7	1.8	1.8
Stock-based compensation for all employee performance share grants totaling $273,186 was recorded in the consolidated statements of operations for the year ended December 31, 2021. At December 31, 2021, unamortized stock-based compensation for performance goals-based grants of $605,451 will be amortized over the remaining 24 months vesting term, and the $253,363 associated with market price-based grants will be amortized over the remaining 26 months, 12 months and 15 months derived vesting terms, as applicable. No shares have vested at December 31, 2021.
2011 EQUITY INCENTIVE PLAN
In 2011, the Company adopted the Comstock Mining Inc. 2011 Equity Incentive Plan (the “2011 Plan”). The maximum number of shares of the Company’s common stock that could be delivered pursuant to awards granted under the 2011 Plan was 1,200,000. The plan provided for the grant of various types of awards, including, but not limited to, restricted stock (including performance awards), restricted stock units, stock options, and other types of stock-based awards. The 2011 Plan expired June 23, 2021. At December 31, 2021, there are no shares available to be issued under the plan.
In May 2020, non-executive board members were granted a total of 135,000 common shares for past services and 180,000 common shares for current services for a total of 315,000 common shares. The fair value of the common shares issued was $0.56 per share, based on the closing price of the Company's common shares on May 28, 2020. Compensation cost totaling $176,400 was recorded as a general and administrative expense in the consolidated statements of operations for the year ended December 31, 2020.
Also in May 2020, employees were granted 138,800 fully vested options to acquire common shares with an exercise price equal to the closing price of our common stock on the date of the grant and expiring on the second anniversary of the grants. Fair value of stock options was calculated using a Black-Scholes model with the following inputs: stock price on the grant date and exercise price of - $0.56 per share; expected term - 1 year; annualized risk-free rate - 0.17%; and annualized volatility - 92.91%. Based on these inputs, the fair-value option price is $0.20 per share. Compensation expense for the stock options issued totaled $27,849 and was recorded as additional paid in capital on the consolidated balance sheets for the year ended December 31, 2020. During 2021, 66,150 of the stock options have been repurchased and cancelled in lieu of being exercised. Cash paid for the stock options totaling $247,156 for the year ended December 31, 2021 was deemed to be the incremental fair value of the stock options at the repurchase date, and was recorded as a reduction in additional paid-in capital on the consolidated balance sheets. At December 31, 2021, the intrinsic value of the remaining 72,650 stock options outstanding was $53,035.
STOCK-BASED COMPENSATION
2020 EQUITY INCENTIVE PLAN
During the three months ended March 31, 2022 and 2021, the Company recognized $47,700 and $47,700 for the vesting of stock awards issued in 2020.
During 2021, we granted, 1,170,000 performance shares to employees under the 2020 Plan. The vesting of 50% of the employee performance share awards is contingent on the achievement of performance goals over the next three years, and vesting of the remaining 50% is contingent on the achievement of our common stock market price goals over the next five years, defined on a per share value basis. Vesting is dependent on the employee remaining with the Company from the grant date through the vesting date. The performance shares that vest based on the achievement of performance goals were valued using the Company's common stock price on the grant date, and the estimated stock-based compensation expense is determined based on the probability of achieving each goal.
In March 2022, 40,000 performance shares were granted to employees under the 2020 Plan. The vesting of 50% of the employee performance share awards is contingent on the achievement of performance goals over the next three years, and vesting of the remaining 50% is contingent on the achievement of our common stock market price goals over the next five years, defined on a per share basis. Vesting is dependent on the employee remaining with the Company from the grant date through the vesting date. The performance shares which vest based on the achievement of performance goals were valued using the Company's common stock price on the grant date of $1.68 per share, and stock-based compensation was determined based on the probability of achieving each goal.
The performance vesting based on the Company share price were valued using a path-dependent model with the following inputs:

	January 4, 2021	June 8, 2021	July 12, 2021	August 30, 2021	March 28, 2022
Total shares granted	1,055,000	60,000	25,000	30,000	40,000
Performance condition valuation inputs:
Performance condition shares	527,500	30,000	12,500	15,000	20,000
Stock price at grant date	$1.10	$3.51	$3.17	$3.04	$1.68
Market condition valuation inputs:
Market condition shares	527,500	30,000	12,500	15,000	20,000
Beginning stock price	$1.10	$3.51	$3.17	$3.04	$1.68
Volatility	77%	93%	93%	95%	95%
Risk-free rate	0.36%	0.79%	0.71%	0.65%	2.51%
Number of iterations	100,000	100,000	100,000	100,000	100,000
Fair value per share	$0.41	$2.71	$2.38	$2.26	$0.91
Term (in years)	3.2	1.7	1.8	1.8	2.2
Stock-based compensation for employee performance share grants totaling $60,899 and $49,311 was recorded in the condensed consolidated statements of operations for the three months ended March 31, 2022 and 2021, respectively. No shares have vested at March 31, 2022. During the three months ended March 31, 2022, 30,000 performance shares were forfeited.
At March 31, 2022, unamortized stock-based compensation for the 2020 equity incentive plan was $1,150,014 and will be amortized over the remaining vesting terms.
2011 EQUITY INCENTIVE PLAN
In March 2021, 48,650 of the stock options were repurchased and cancelled in lieu of being exercised. Cash paid for the stock options totaling $194,581 for the three months ended March 31, 2021 was deemed to be the incremental fair value of the stock options at the repurchase date, and was recorded as a reduction in additional paid-in capital on the condensed consolidated balance sheets. At March 31, 2022, the intrinsic value of the remaining 72,650 stock options outstanding was $80,642.